GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.5%
Communication Services – 24.6%
2,438 Alphabet, Inc., Class C $ 421,408
1,563 CTS Eventim AG & Co. KGaA
(Germany) 189,328
2,660 Live Nation Entertainment, Inc.* 364,925
1,173 Meta Platforms, Inc., Class A 759,506
621 Netflix, Inc.* 749,690
2,063 ROBLOX Corp., Class A* 179,440
625 Sea Ltd. ADR (Singapore)* 100,231
798 Spotify Technology SA* 530,782
2,718 Tencent Holdings Ltd. (China) 172,683
6,606 Tencent Music Entertainment
Group ADR (China) 111,245
1,564 T-Mobile US, Inc. 378,801
1,494 Walt Disney Co. (The) 168,882
4,126,921
Consumer Discretionary – 25.7%
5,548 Amazon.com, Inc.* 1,137,396
1,996 Basic-Fit NV (Netherlands)*
(a)
52,344
352,375 Bosideng International Holdings
Ltd. (China) 197,722
1,322 Cava Group, Inc.* 107,439
6,092 Chipotle Mexican Grill, Inc.* 305,087
1,676 DoorDash, Inc., Class A* 349,697
609 Home Depot, Inc. (The) 224,289
421 LVMH Moet Hennessy Louis
Vuitton SE (France) 228,575
7,816 Meituan, Class B (China)*
(a)
137,550
82 MercadoLibre, Inc. (Brazil)* 210,190
1,934 Moncler SpA (Italy) 120,888
1,248 Planet Fitness, Inc., Class A* 128,332
32,364 Shenzhou International Group
Holdings Ltd. (China) 235,872
12,636 Sony Group Corp. (Japan) 333,644
177,020 Talabat Holding PLC (United
Arab Emirates) 69,401
3,854 TJX Cos., Inc. (The) 489,073
4,327,499
Consumer Staples – 5.1%
80,569 Budweiser Brewing Co. APAC
Ltd. (China)
(a)
84,047
812 elf Beauty, Inc.* 91,342
1,555 Kweichow Moutai Co. Ltd.,
Class A (China) 328,634
608 L'Oreal SA (France) 257,043
7,674 Proya Cosmetics Co. Ltd., Class
A (China) 94,592
855,658
Financials – 6.6%
54,425 Jio Financial Services Ltd.
(India)* 182,307
1,196 Mastercard, Inc., Class A 700,378
3,386 Robinhood Markets, Inc., Class
A* 223,984
1,106,669
Health Care – 3.7%
2,352 Cooper Cos., Inc. (The)* 160,594
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
637 Eli Lilly & Co. $ 469,896
630,490
Industrials – 1.8%
5,933 Experian PLC 295,475
Information Technology – 25.7%
6,821 Apple, Inc. 1,369,998
457 AppLovin Corp., Class A* 179,601
7,438 Infineon Technologies AG
(Germany) 289,418
3,211 Marvell Technology, Inc. 193,270
7,768 NVIDIA Corp. 1,049,690
4,322 Samsung Electronics Co. Ltd.
(South Korea) 176,050
3,124 Shopify, Inc., Class A (Canada)* 334,955
22,748 Taiwan Semiconductor
Manufacturing Co. Ltd. (Taiwan) 734,015
4,326,997
Materials – 1.9%
2,864 DSM-Firmenich AG
(Switzerland) 318,698
Real Estate – 1.5%
1,161 American Tower Corp. REIT 249,209
Utilities – 1.9%
4,546 NextEra Energy, Inc. 321,129
TOTAL COMMON STOCKS
(Cost $14,697,540)
16,558,745
Shares Dividend Rate Value
aa
Investment Company – 1.4%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
233,874 4.192% 233,874
(Cost $233,874)
TOTAL INVESTMENTS – 99.9%
(Cost $14,931,414)
$ 16,792,619
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
9,650
NET ASSETS – 100.0%
$ 16,802,269
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.1%
Canada – 0.6%
3,859 Xenon Pharmaceuticals, Inc.
(Health Care)* $ 111,332
Denmark – 3.2%
9,050 Novo Nordisk A/S, Class B
(Health Care) 624,819
France – 0.9%
771 Sartorius Stedim Biotech
(Health Care) 169,804
Germany – 0.5%
956 BioNTech SE ADR (Health
Care)* 91,594
Japan – 3.8%
4,456 Hoya Corp. (Health Care) 528,532
12,851 Kyowa Kirin Co. Ltd. (Health
Care) 209,604
738,136
Netherlands – 2.4%
823 Argenx SE ADR (Health Care)* 471,793
Switzerland – 3.3%
940 Lonza Group AG (Health Care) 651,267
United Kingdom – 4.2%
5,683 AstraZeneca PLC (Health Care) 821,561
United States – 79.2%
8,033 Abbott Laboratories (Health
Care) 1,073,048
6,213 AbbVie, Inc. (Health Care) 1,156,301
2,464 Agilent Technologies, Inc.
(Health Care) 275,771
1,283 Align Technology, Inc. (Health
Care)* 232,146
1,470 Alnylam Pharmaceuticals, Inc.
(Health Care)* 447,703
3,944 Apogee Therapeutics, Inc.
(Health Care)* 144,508
9,685 BioMarin Pharmaceutical, Inc.
(Health Care)* 562,408
1,301 Blueprint Medicines Corp.
(Health Care)* 131,856
16,192 Boston Scientific Corp. (Health
Care)* 1,704,370
10,292 Cooper Cos., Inc. (The) (Health
Care)* 702,738
2,560 CSL Ltd. (Health Care) 406,913
2,591 Danaher Corp. (Health Care) 492,031
2,348 Eli Lilly & Co. (Health Care) 1,732,049
2,307 Exact Sciences Corp. (Health
Care)* 129,838
2,870 Insulet Corp. (Health Care)* 932,836
1,981 Intuitive Surgical, Inc. (Health
Care)* 1,094,186
3,115 iRhythm Technologies, Inc.
(Health Care)* 437,658
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
308 Madrigal Pharmaceuticals, Inc.
(Health Care)* $ 84,780
8,889 Merck & Co., Inc. (Health Care) 683,031
222 Mettler-Toledo International,
Inc. (Health Care)* 256,525
2,655 MoonLake Immunotherapeutics
(Health Care)* 103,572
618 Natera, Inc. (Health Care)* 97,477
3,965 Neurocrine Biosciences, Inc.
(Health Care)* 487,774
12,584 Roivant Sciences Ltd. (Health
Care)* 138,298
3,490 Ultragenyx Pharmaceutical, Inc.
(Health Care)* 118,765
3,264 UnitedHealth Group, Inc.
(Health Care) 985,434
1,868 Veeva Systems, Inc., Class A
(Health Care)* 522,480
1,251 West Pharmaceutical Services,
Inc. (Health Care) 263,773
15,398,269
TOTAL COMMON STOCKS
(Cost $18,646,277)
19,078,575
Shares Dividend Rate Value
aa a
Investment Company – 1.9%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
366,963 4.192% 366,963
(Cost $366,963)
TOTAL INVESTMENTS – 100.0%
(Cost $19,013,240)
$ 19,445,538
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
5,411
NET ASSETS – 100.0%
$ 19,450,949
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Sector Name
% of
Market
Value
Health Care 98.1%
Investment Company 1.9
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.2%
China – 4.3%
4,310 BYD Co. Ltd., Class A
(Consumer Discretionary) $ 210,843
9,466 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 328,605
539,448
Denmark – 3.1%
5,424 Novonesis Novozymes B, Class
B (Materials) 381,205
France – 5.5%
8,412 Dassault Systemes (Information
Technology) 315,141
5,329 Imerys SA (Materials) 177,863
1,507 Legrand SA (Industrials) 182,972
675,976
Germany – 2.4%
7,799 Infineon Technologies AG
(Information Technology) 303,465
Ireland – 1.8%
2,632 Kingspan Group PLC
(Industrials) 225,592
Italy – 5.2%
70,374 Enel SpA (Utilities) 645,928
Japan – 7.3%
2,499 Horiba Ltd. (Information
Technology) 179,075
727 Keyence Corp. (Information
Technology) 306,026
7,491 Kurita Water Industries Ltd.
(Industrials) 280,702
7,111 NIDEC Corp. (Industrials) 138,479
904,282
Jersey – 1.3%
2,501 Aptiv PLC (Consumer
Discretionary)* 167,092
Netherlands – 1.5%
3,571 Arcadis NV (Industrials) 184,375
Spain – 5.3%
35,997 Iberdrola SA (Utilities) 657,119
Sweden – –%
18,262 Re:NewCell AB (Materials)*
(a)(b)
—
Switzerland – 7.8%
4,242 ABB Ltd. (Industrials) 240,305
4,447 DSM-Firmenich AG (Materials) 494,850
6,127 SIG Group AG (Materials)* 125,292
404 Sika AG (Materials) 108,038
968,485
Shares Description Value
a
Common Stocks – (continued)
Taiwan – 2.5%
24,634 Delta Electronics, Inc.
(Information Technology) $ 307,427
United States – 49.2%
800 Advanced Drainage Systems,
Inc. (Industrials) 87,968
3,700 AECOM (Industrials) 406,445
909 Albemarle Corp. (Materials) 50,686
4,117 Ball Corp. (Materials) 220,589
7,380 Bloom Energy Corp., Class A
(Industrials)* 136,309
5,785 Darling Ingredients, Inc.
(Consumer Staples)* 180,261
5,802 Docusign, Inc. (Information
Technology)* 514,115
990 Eaton Corp. PLC (Industrials) 316,998
617 Ecolab, Inc. (Materials) 163,887
7,056 Energy Recovery, Inc.
(Industrials)* 88,976
4,984 International Paper Co.
(Materials) 237,594
2,948 Itron, Inc. (Information
Technology)* 340,789
7,636 NextEra Energy, Inc. (Utilities) 539,407
1,658 Schneider Electric SE
(Industrials) 416,635
6,121 Tetra Tech, Inc. (Industrials) 213,868
771 TopBuild Corp. (Consumer
Discretionary)* 218,108
885 Trane Technologies PLC
(Industrials) 380,789
2,467 Veralto Corp. (Industrials) 249,241
1,865 Waste Connections, Inc.
(Industrials) 367,573
2,870 Waste Management, Inc.
(Industrials) 691,584
2,188 Xylem, Inc. (Industrials) 275,775
6,097,597
TOTAL COMMON STOCKS
(Cost $14,028,867)
12,057,991
Shares Dividend Rate Value
aa a
Investment Company – 1.9%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
236,645 4.192% 236,645
(Cost $236,645)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $14,265,512)
12,294,636

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,360 4.216% $ 9,360
(Cost $9,360)
TOTAL INVESTMENTS – 99.2%
(Cost $14,274,872)
$ 12,303,996
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
96,146
NET ASSETS – 100.0%
$ 12,400,142
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 42.4%
Information Technology 18.4
Materials 15.9
Utilities 15.0
Consumer Discretionary 4.9
Investment Company 1.9
Consumer Staples 1.4
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.2%
Communication Services – 9.9%
61,495 Capcom Co. Ltd. (Japan) $ 1,832,555
58,408 Cellnex Telecom SA (Spain)*
(a)
2,235,897
132,433 NetEase, Inc. (China) 3,220,661
266,271 Snap, Inc., Class A* 2,196,736
6,991 Spotify Technology SA* 4,649,994
126,696 Tencent Music Entertainment
Group ADR (China) 2,133,560
16,269,403
Consumer Discretionary – 7.5%
45,038 BYD Co. Ltd., Class H (China) 2,256,050
11,804 DoorDash, Inc., Class A* 2,462,905
813,456 Eternal Ltd. (India)* 2,265,319
1,120 MercadoLibre, Inc. (Brazil)* 2,870,885
38,908 Trip.com Group Ltd. (China) 2,451,116
12,306,275
Financials – 3.0%
44,666 Fidelity National Information
Services, Inc. 3,555,860
7,694 Jack Henry & Associates, Inc. 1,393,922
4,949,782
Health Care – 1.2%
17,187 Hoya Corp. (Japan) 2,038,570
Industrials – 4.6%
16,574 Booz Allen Hamilton Holding
Corp. 1,760,988
126,824 Daifuku Co. Ltd. (Japan) 3,399,669
145,480 Ebara Corp. (Japan) 2,345,606
7,506,263
Information Technology – 72.0%
72,241 Accton Technology Corp.
(Taiwan) 1,795,870
35,371 Advantest Corp. (Japan) 1,805,871
43,444 Amphenol Corp., Class A 3,906,919
8,162 AppLovin Corp., Class A* 3,207,666
3,405 ASM International NV
(Netherlands) 1,853,908
20,389 Atlassian Corp., Class A* 4,233,368
16,182 Cadence Design Systems, Inc.* 4,645,367
104,076 Chroma ATE, Inc. (Taiwan) 1,165,140
15,794 Cloudflare, Inc., Class A* 2,620,067
26,719 Coforge Ltd. (India) 2,669,714
27,198 Cognizant Technology Solutions
Corp., Class A 2,202,766
6,151 Crowdstrike Holdings, Inc.,
Class A* 2,899,397
34,645 Datadog, Inc., Class A* 4,083,953
234,897 Delta Electronics, Inc. (Taiwan) 2,931,461
71,915 Dynatrace, Inc.* 3,884,129
256,179 E Ink Holdings, Inc. (Taiwan) 1,812,234
12,438 Elastic NV* 1,005,861
22,976 Entegris, Inc. 1,579,370
200,779 Hamamatsu Photonics KK
(Japan) 2,161,615
6,656 HubSpot, Inc.* 3,926,374
67,128 Jentech Precision Industrial Co.
Ltd. (Taiwan) 3,035,135
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
5,563 KLA Corp. $ 4,210,523
61,521 Klaviyo, Inc., Class A* 2,091,714
63,387 Marvell Technology, Inc. 3,815,264
90,085 MediaTek, Inc. (Taiwan) 3,787,547
35,596 Microchip Technology, Inc. 2,065,992
19,969 Micron Technology, Inc. 1,886,272
12,060 Monday.com Ltd.* 3,587,729
9,572 MongoDB, Inc.* 1,807,481
9,049 Motorola Solutions, Inc. 3,758,774
105,302 Murata Manufacturing Co. Ltd.
(Japan) 1,555,867
28,832 NAURA Technology Group Co.
Ltd., Class A (China) 1,675,716
34,854 Persistent Systems Ltd. (India) 2,296,311
77,453 Samsara, Inc., Class A* 3,604,663
18,556 Shopify, Inc., Class A (Canada)* 1,989,574
112,490 Silergy Corp. (China) 1,313,763
30,368 SK Hynix, Inc. (South Korea) 4,501,164
27,089 Snowflake, Inc., Class A* 5,571,395
3,817 Tyler Technologies, Inc.* 2,202,371
362,974 Unisplendour Corp. Ltd., Class
A (China) 1,211,148
48,116 Varonis Systems, Inc.* 2,294,171
457,534 Venustech Group, Inc., Class A
(China) 972,037
16,265 Zscaler, Inc.* 4,484,260
118,109,921
TOTAL COMMON STOCKS
(Cost $139,364,465)
161,180,214
Shares Dividend Rate Value
aa
Investment Company – 1.7%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,751,740 4.192% 2,751,740
(Cost $2,751,740)
TOTAL INVESTMENTS – 99.9%
(Cost $142,116,205)
$ 163,931,954
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
222,267
NET ASSETS – 100.0%
$ 164,154,221
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs
Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market
Funds’ shareholder report.

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
(a)
Future Consumer Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,957,993 $ — $ —
Europe 1,456,294 — —
North America 11,934,268 — —
South America 210,190 — —
Investment Company 233,874 — —
Total
$ 16,792,619 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Health Care Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 738,136 $ — $ —
Europe 2,830,838 — —
North America 15,509,601 — —
Investment Company 366,963 — —
Total
$ 19,445,538 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Planet Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,751,157 $ — $ —
Europe 4,209,237 — —
North America 6,097,597 — —
Investment Company 236,645 — —
Total
$ 12,303,996 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Future Tech Leaders Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 56,633,699 $ — $ —
Europe 4,089,805 — —
North America 97,585,825 — —
South America 2,870,885 — —
Investment Company 2,751,740 — —
Total
$ 163,931,954 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the
Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key
Themes or associated with these themes.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)